Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2014
Registrant Name	MainGate Trust
Central Index Key	0001505064
Amendment Flag	false
Document Creation Date	Mar. 30, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 31, 2015
MainGate MLP Fund | Class A
Risk/Return:
Trading Symbol	AMLPX
MainGate MLP Fund | Class I
Risk/Return:
Trading Symbol	IMLPX
MainGate MLP Fund | Class C
Risk/Return:
Trading Symbol	MLCPX